FAIR VALUE MEASUREMENTS - Schedule of Changes in Fair Value of Financial Assets (Details) - Level 3 [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Tekne Investment [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	$ 0
Initial fair value over proceeds paid	1,012,000
Change in fair value	$ 0
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)
Fair value, ending balance	$ 1,012,000		$ 0
Fair value at issuance	1,012,000
SYME Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	0
Initial fair value over proceeds paid	5,718,059
Change in fair value	$ (33,038)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)
Fair value, ending balance	$ 5,685,021		0
Fair value at issuance	5,718,059
Convertible Notes Receivable [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	2,585,100	$ 0	0
Initial fair value over proceeds paid			110,000
Principal additions	18,075,510		5,154,872
Change in fair value	$ 1,073,803		$ (2,679,772)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)		Other Nonoperating Income (Expense)
Fair value, ending balance	$ 22,914,099		$ 2,585,100
Fair value at issuance			110,000
Reclassification of Advance on Tekne Convertible Note Receivable	1,179,686
SYME Convertible Note Receivable [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	2,585,100
Initial fair value over proceeds paid		260,000
Change in fair value	$ (219,000)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)
Fair value, ending balance	$ 2,366,100	260,000	$ 2,585,100
Fair value at issuance		$ 260,000
Tekne Convertible Note Receivable [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Principal additions	18,075,510
Change in fair value	$ 1,292,803
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)
Fair value, ending balance	$ 20,547,999
Reclassification of Advance on Tekne Convertible Note Receivable	$ 1,179,686